Subsequent Events (Details) - Subsequent Event [Member] - USD ($)				1 Months Ended
	Feb. 19, 2025	Feb. 13, 2025	Jan. 22, 2025	Jan. 31, 2025
Subsequent Events [Line Items]
Options exercised term			5 years
Exercise price per share (in Dollars per share)			$ 1.96
Aggregate gross proceeds (in Dollars)		$ 3,100,000
Ordinary shares issued	2,500,000
Shares reserved for future issuance	3,110,156
Aggregate of restricted share units	1,560,165
Monthly fee (in Dollars)	$ 10,000
Series A warrants [Member]
Subsequent Events [Line Items]
Warrants exercised				1,144,357
Exercise price (in Dollars per share)				$ 1.1
Exercise of warrants (in Dollars)				$ 1,258,000
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants exercised		200,000
Warrants to purchase		300,000
Warrants outstanding		100,000
Maximum [Member]
Subsequent Events [Line Items]
RSU vest period	3 years
Maximum [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)		$ 1.09999
Minimum [Member]
Subsequent Events [Line Items]
RSU vest period	1 year
Minimum [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)		$ 0.00001
Remainning Two year Vesting Period [Member]
Subsequent Events [Line Items]
Percentage of options vest			50.00%
Ordinary Shares [Member]
Subsequent Events [Line Items]
Warrants exercised		200,000
Warrants to purchase		300,000
Price per share (in Dollars per share)		$ 1.1
Institutional Investors [Member]
Subsequent Events [Line Items]
Sale of ordinary shares		2,518,182
Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Purchase of ordinary shares			69,603
Board of Directors Chairman [Member] | Remainning Two year Vesting Period [Member]
Subsequent Events [Line Items]
Percentage of options vest			6.25%